Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of reconciliation compute basic and diluted net income (loss) per share
Net loss attributable to the Corporation’s shareholders	$5,593,035
Weighted-average common shares outstanding - basic and diluted	35,216,000
Loss per common share - basic and diluted	$(0.16)

Net loss attributable to the Corporation’s shareholders	$8,986,289
Weighted-average common shares outstanding - basic and diluted	35,216,000
Loss per common share - basic and diluted	$(0.26)

Schedule of Estimated Useful Lives

The Corporation records equipment at cost less depreciation. Depreciation is calculated using straight-line methods over the following estimated useful lives:

Animal facility equipment	7 years
Laboratory equipment	7 years
Leasehold improvements	Shorter of asset life or lease term
Office furniture & equipment	5 years
Vehicles	5 years

Big Cypress Acquisition Corp [Member]
Schedule of Common Stock Reflected on the Balance Sheet

As of September 30, 2021, the common stock reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$116,150,000
Less:
Proceeds allocated to Public Warrants	(6,775,220)
Common stock issuance costs	(5,748,485)
Plus:
Accretion of carrying value to redemption value	12,523,705

Common stock subject to possible redemption	$116,150,000

Schedule of reconciliation compute basic and diluted net income (loss) per share

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share:

	For the three months ended September 30, 2021	For the nine months ended September 30, 2021
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$(330,829)	$440,230
Denominator:
Weighted-average shares outstanding	14,792,200	14,224,714

Basic and diluted net income (loss) per share	$(0.02)	$0.03